Loans Payable	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Loans Payable

8. Loans Payable

As at	June 30, 2023	December 31, 2022
Unsecured, interest-bearing loans at 10% per annum[1]	$-	$12,107
Unsecured, interest-bearing loan at 45.33% per annum[2]	29,225	56,537
Unsecured, interest-bearing loan at TLREF + 3.5944% per annum[3]	31,944	97,911
Unsecured, interest-bearing loan at 37.7% per annum[4]	60,276	-
Total loans payable	121,445	166,555
Current portion of loans payable	(121,445)	(145,866)
Long-term portion of loans payable	$-	$20,689

(1)	Loans bearing interest accrue at 10% per annum are all unsecured. The loans matured between January and April 1, 2021 and are now due on demand. During the six months ended June 30, 2023, the Company made principal payments of $Nil (2022 - $1,516) and $Nil (2022 - $1,113) in interest payments. During the six months ended June 30, 2023, the Company wrote off the remaining balance of $12,107.

(2)	On May 25, 2022, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺1,500,000 (or approximately US$91,961). The loan matures on May 23, 2024, and bears interest at 45.33% per annum. Principal and accrued interest are paid monthly. During the six months ended June 30, 2023, the Company made $14,979 (2022 - $2,253) in principal payments and $10,898 (2022 - $4,213) in interest payments.

(3)	On November 23, 2022, Garanti Bank extended a short-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately US$107,356). The loan matures on November 23, 2023, and bears interest at the Turkish Lira Overnight Reference Rate (“TLREF”) plus 3.5944% per annum. Principal and accrued interest are paid monthly. During the six months ended June 30, 2023, the Company made $50,564 (2022 - $nil) in principal payments and $4,980 (2022 - $nil) in interest payments.

(4)	On March 13, 2023, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately US$105,386). The loan matures on March 12, 2024, and bears interest at 37.67% per annum. Principal and accrued interest are paid monthly. During the six months ended June 30, 2023, the Company made $21,619 (2022 - $nil) in principal payments and $10,434 (2022 - $nil) in interest payments.

(5)	On February 1, 2023, the Company entered into an agreement with to borrow $2,200,000. The loan was issued with a $200,000 discount and bears interest at a rate of 1% per month. The maturity date is April 1, 2024. In the event that the loan is repaid in full prior to the maturity date, the minimum interest payment on the loan is $100,000. Upon repayment of the loan at any time, the Company has to pay an exit fee of $50,000. The minimum interest payment and exit fee have been recorded on the consolidated statement of comprehensive loss as finance costs. If, during the period that any amount of the loan remains outstanding, the Company issues any equity, the Lender may demand repayment of all or part of the principal amount of the loan in an amount equal to the aggregate subscription price of the equity offering. On April 26, 2023, the Company repaid the loan in its entirety, including the minimum interest and exit fee.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)